UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
3565 South Las Vegas Blvd. #403
Las Vegas, NV 89109
(Name and address of agent for service)

1-415-265-7167

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 99.1%(a)

COMMON STOCKS - 97.8%(a)

	Aerospace & Defense - 1.0%
2,800	BE Aerospace, Inc.*	$138,320
3,000	The Boeing Co.	226,080
400	Esterline Technologies Corporation*	25,444
3,700	Hexcel Corp.*	99,752
5,400	Honeywell International Inc.	342,738
700	L-3 Communications Holdings, Inc.	53,634
1,600	Northrop Grumman Corporation	108,128
800	Precision Castparts Corp.	151,536
1,400	Raytheon Co.	80,584
2,300	Rockwell Collins, Inc.	133,791
3,000	Triumph Group, Inc.	195,900
1,800	United Technologies Corp.	147,618
		1,703,525

	Air Freight & Logistics - 0.1%
2,900	C. H. Robinson Worldwide, Inc.	183,338
400	FedEx Corp.	36,688
400	United Parcel Service, Inc. Cl B	29,492
		249,518

	Airlines - 1.0%
6,600	Alaska Air Group, Inc.*	284,394
4,900	Allegiant Travel Co.	359,709
1,200	China Southern Airlines Company Limited - SP-ADR	31,020
1,600	Copa Holdings S.A.	159,120
7,300	Delta Air Lines, Inc.*	86,651
20,000	Hawaiian Holdings, Inc.*	131,400
6,300	JetBlue Airways Corp.*	35,973
3,800	Ryanair Holdings PLC - SP-ADR	130,264
12,200	Southwest Airlines Co.	124,928
1,900	United Continental Holdings Inc.*	44,422
17,100	US Airways Group, Inc.*	230,850
		1,618,731

	Auto Components - 0.4%
4,700	BorgWarner, Inc.*	336,614
900	Johnson Controls, Inc.	27,630
1,200	Tenneco Inc.*	42,132
4,700	TRW Automotive Holdings Corp.*	251,967
		658,343

	Automobiles - 0.4%
4,200	Ford Motor Company	54,390
3,100	General Motors Co.*	89,373
1,900	Harley-Davidson, Inc.	92,796
1,900	HONDA MOTOR CO., LTD.. - SP-ADR	70,186
5,000	Tata Motors Ltd. - SP-ADR	143,600
800	Tesla Motors, Inc.*	27,096
1,700	TOYOTA MOTOR CORPORATION - SP-ADR	158,525
1,000	Winnebago Industries, Inc.*	17,130
		653,096

	Beverages - 1.9%
2,600	Anheuser-Busch InBev N.V. - SP-ADR	227,266
1,500	The Boston Beer Company, Inc.*	201,675
12,500	Coca-Cola Enterprises Inc.	396,625
3,900	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	581,256
9,800	Constellation Brands, Inc.*	346,822
3,800	Cott Corp.	30,514
8,400	Diageo plc - SP-ADR	979,272
4,300	Dr Pepper Snapple Group, Inc.	189,974
2,800	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	281,960
1,600	Monster Beverage Corporation*	84,608
		3,319,972

	Biotechnology - 3.4%
4,100	ACADIA Pharmaceuticals Inc.*	19,065
7,400	Affymax Inc.*	140,600
6,400	Alexion Pharmaceuticals, Inc.*	600,384
3,900	Alkermes PLC*^	72,228
4,000	Amgen Inc.	345,280
13,700	Arena Pharmaceuticals, Inc.*	123,574
33,300	ARIAD Pharmaceuticals, Inc.*	638,694
2,500	Biogen Idec Inc.*	366,675
5,900	Celgene Corp.*	464,448
700	Cubist Pharmaceuticals, Inc.*	29,442
4,500	Dendreon Corp.*	23,760
7,800	Elan Corporation plc - SP-ADR*	79,638
4,000	Geron Corporation*	5,640
13,300	Gilead Sciences, Inc.*	976,885
8,100	Incyte Corp.*	134,541
2,200	Infinity Pharmaceuticals, Inc.*	77,000
7,300	Isis Pharmaceuticals, Inc.*	76,358
6,400	Medivation Inc.*	327,424
1,800	Onyx Pharmaceuticals, Inc.*	135,954
11,900	Orexigen Therapeutics Inc.*	62,713
2,200	Peregrine Pharmaceuticals, Inc.*	2,904
10,300	Pharmacyclics, Inc.*	596,370
190	Prothena Corp. PLC*	1,394
900	Regeneron Pharmaceuticals, Inc.*	153,963
1,100	Sarepta Therapeutics, Inc.*	28,380
12,400	Savient Pharmaceuticals Inc.*	13,020
7,100	Seattle Genetics, Inc.*	164,720
3,100	United Therapeutics Corporation*	165,602
		5,826,656

	Building Products - 0.7%
1,100	American Woodmark Corporation*	30,602
12,100	Fortune Brands Home & Security Inc.*	353,562
2,500	Lennox International Inc.	131,300
14,600	Masco Corp.	243,236
3,100	Owens Corning Inc.*	114,669
1,900	Quanex Building Products Corporation	38,779
7,000	USG Corporation*	196,490
		1,108,638

	Capital Markets - 1.4%
1,000	Affiliated Managers Group, Inc.*	130,150
3,600	Ameriprise Financial, Inc.	225,468
1,800	The Carlyle Group	46,854
6,800	E*Trade Financial Corp.*	60,860
3,700	Financial Engines, Inc.*	102,675
2,600	The Goldman Sachs Group, Inc.	331,656
1,200	Invesco Limited	31,308
8,300	Janus Capital Group Inc.	70,716
1,200	Jefferies Group, Inc.	22,284
1,000	Legg Mason, Inc.	25,720
8,400	Morgan Stanley	160,608
6,100	Piper Jaffray Companies, Inc.*	195,993
1,500	T. Rowe Price Group Inc.	97,695
5,100	Raymond James Financial, Inc.	196,503
3,800	SEI Investments Co.	88,692
4,700	TD Ameritrade Holding Corp.	79,007
1,000	Triangle Captial Corporation	25,490
1,700	UBS AG	26,758
3,000	Virtus Investment Partners Inc.*	362,820
1,600	Waddell & Reed Financial, Inc.	55,712
		2,336,969

	Chemicals - 3.1%
2,500	Agrium Inc.	249,775
500	Air Products and Chemicals, Inc.	42,010
500	Airgas, Inc.	45,645
1,100	Bayer AG - SP-ADR	105,512
4,400	Chemtura Corporation*	93,544
1,200	The Dow Chemical Company	38,784
700	E.I. du Pont de Nemours and Company	31,479
9,544	Eastman Chemical Co.	649,469
3,800	Ecolab Inc.	273,220
4,100	FMC Corporation	239,932
2,400	W.R. Grace & Co.*	161,352
6,100	Huntsman Corporation	96,990
5,600	International Flavors & Fragrances Inc.	372,624
2,700	Koppers Holdings, Inc.	103,005
3,900	Kraton Performance Polymers, Inc.*	93,717
3,700	LyondellBasell Industries N.V.	211,233
7,200	Monsanto Company	681,480
4,000	The Mosaic Company	226,520
500	NewMarket Corporation	131,100
7,700	Olin Corp.	166,243
700	PolyOne Corporation	14,294
800	Potash Corporation of Saskatchewan Inc.	32,552
1,900	PPG Industries, Inc.	257,165
5,900	RPM International, Inc.	173,224
2,800	Sigma-Aldrich Corp.	206,024
1,200	Sociedad Quimica y Minera de Chile S.A. - SP-ADR	69,168
1,500	Stepan Company	83,310
6,200	The Valspar Corp.	386,880
		5,236,251

	Commercial Banks - 1.1%
600	Bank of Montreal	36,780
8,100	Barclays PLC - SP-ADR	140,292
1,200	BB&T Corp.	34,932
400	Canadian Imperial Bank of Commerce	32,244
1,400	CapitalSource Inc.	10,612
7,800	Citizens Republic Bancorp, Inc.*	147,966
800	East West Bancorp, Inc.	17,192
17,200	Fifth Third Bancorp	261,268
2,200	HDFC Bank Ltd. - ADR	89,584
1,400	HSBC Holdings plc - SP-ADR	74,298
2,100	Hudson City Bancorp, Inc.	17,073
18,500	Huntington Bancshares Inc.	118,215
500	ICICI Bank Limited - SP-ADR	21,805
5,400	KeyCorp	45,468
500	Mercantile Bank Corporation	8,250
32,200	Regions Financial Corp.	229,264
2,600	Royal Bank of Scotland Group plc - SP-ADR*	28,054
1,200	SunTrust Banks, Inc.	34,020
5,000	Synovus Financial Corp.	12,250
5,100	Texas Capital Bancshares, Inc.*	228,582
500	The Toronto-Dominion Bank	42,165
4,400	Wells Fargo & Co.	150,392
1,200	Zions Bancorporation	25,680
		1,806,386

	Commercial Services & Supplies - 0.8%
1,800	Acco Brands Corporation*	13,212
4,100	The ADT Corporation	190,609
1,200	Avery Dennison Corporation	41,904
5,100	Cintas Corp.	208,590
1,400	Consolidated Graphics, Inc.*	48,888
8,500	Copart, Inc.*	250,750
4,500	Corrections Corporation of America	159,615
2,600	A.T. Cross Company*	28,028
4,600	R.R. Donnelley & Sons Company	41,400
1,900	The Geo Group Inc.	53,580
4,400	KAR Auction Services Inc.	89,056
1,300	Manpower, Inc.	55,172
1,700	Herman Miller, Inc.	36,414
2,700	PHH Corporation*	61,425
13,400	RINO International Corp.*	134
3,900	Rollins, Inc.	85,956
3,100	Steelcase Inc.	39,494
700	Waste Management, Inc.	23,618
		1,427,845

	Communications Equipment - 2.4%
5,900	Acme Packet, Inc.*	130,508
2,700	Aruba Networks Inc.*	56,025
10,500	Brocade Communications Systems, Inc.*	55,965
22,100	Ciena Corp.*	346,970
6,200	Cisco Systems, Inc.	121,830
4,400	F5 Networks, Inc.*	427,460
12,900	Finisar Corp.*	210,270
3,100	Harris Corp.	151,776
2,000	InterDigital, Inc.	82,200
2,900	Ituran Location and Control Ltd.	39,353
15,800	JDS Uniphase Corp.*	213,932
5,000	Juniper Networks, Inc.*	98,350
1,300	Loral Space & Communications Inc.	71,058
4,700	NETGEAR, Inc.*	185,274
25,200	Nokia Oyj - SP-ADR	99,540
900	Polycom, Inc.*	9,414
1,400	Procera Networks, Inc.*	25,970
15,900	QUALCOMM, Inc.	986,118
2,200	RADWARE Ltd.*	72,600
19,700	Research In Motion Limited*	234,036
8,700	Riverbed Technology, Inc.*	171,564
3,200	Ruckus Wireless Inc.*	72,096
7,900	Telefonaktiebolaget LM Ericsson - SP-ADR	79,790
3,400	Ubiquiti Networks Inc.	41,276
3,400	ViaSat, Inc.*	132,260
		4,115,635

	Computers & Peripherals - 5.9%
16,750	Apple Inc.	8,928,253
4,400	Dell Inc.	44,572
5,900	EMC Corp.*	149,270
3,900	Fusion-io Inc.*	89,427
6,900	Hewlett-Packard Company	98,325
900	International Business Machines Corp.	172,395
1,500	Lexmark International, Inc.	34,785
5,700	NetApp, Inc.*	191,235
3,300	SanDisk Corp.*	143,748
2,800	Seagate Technology PLC	85,344
5,300	STEC Inc.*	26,129
700	Teradata Corp.*	43,323
2,600	Western Digital Corp.	110,474
		10,117,280

	Construction & Engineering - 0.6%
3,400	Chicago Bridge & Iron Company N. V. NYS	157,590
6,400	Fluor Corp.	375,936
1,800	Foster Wheeler AG*	43,776
1,000	Granite Construction Incorporated	33,620
5,900	Jacobs Engineering Group Inc.*	251,163
2,700	The Shaw Group Inc.*	125,847
		987,932

	Construction Materials - 0.1%
1,600	James Hardie Industries Plc -SP-ADR	77,968
800	Texas Industries, Inc.*	40,808
1,400	Vulcan Materials Company	72,870
		191,646

	Consumer Finance - 0.4%
2,000	American Express Co.	114,960
1,800	Capital One Financial Corp.	104,274
12,300	Discover Financial Services	474,165
		693,399

	Consumer Services - Diversified - 0.1%
1,800	Coinstar, Inc.*	93,618
1,600	Sotheby's	53,792
		147,410

	Containers & Packaging - 0.4%
800	AEP Industries Inc.*	47,384
3,200	Ball Corp.	143,200
23,000	Boise, Inc.	182,850
4,100	Crown Holdings, Inc.*	150,921
1,200	Owens-Illinois, Inc.*	25,524
3,800	Packaging Corp of America	146,186
700	Rock-Tenn Company	48,937
		745,002

	Electrical Equipment - 0.9%
2,500	The Babcock & Wilcox Co.	65,500
6,259	Eaton Corp. PLC	339,238
3,100	Emerson Electric Co.	164,176
5,000	Hubbell Incorporated Cl B	423,150
1,400	Roper Industries, Inc.	156,072
2,710	Sensata Technologies Holding N.V.*	88,021
4,400	A.O. Smith Corp.	277,508
1,800	Solarcity Corporation*	21,474
		1,535,139

	Electronic Equipment, Instruments & Components - 0.8%
2,500	Agilent Technologies, Inc.	102,350
1,300	Amphenol Corporation	84,110
2,400	Corning Incorporated	30,288
2,000	Flextronics International Ltd.*	12,420
2,200	InvenSense Inc.*	24,442
1,000	Itron, Inc.*	44,550
4,800	Jabil Circuit, Inc.	92,592
1,000	Littelfuse, Inc.	61,710
1,700	Molex Inc.	46,461
9,100	Nam Tai Electronics, Inc.	125,762
4,000	OSI Systems, Inc.*	256,160
8,900	Sanmina-SCI Corp.*	98,523
2,900	Tech Data Corp.*	132,037
4,400	Trimble Navigation Ltd.*	263,032
300	Universal Display Corporation*	7,686
		1,382,123

	Energy Equipment & Services - 1.4%
2,400	Atwood Oceanics, Inc.*	109,896
2,500	Cameron International Corp.*	141,150
3,800	CGG-Veritas - SP-ADR*	115,976
700	Diamond Offshore Drilling, Inc.	47,572
3,200	Dresser-Rand Group, Inc.*	179,648
900	Ensco PLC	53,352
3,000	FMC Technologies, Inc.*	128,490
2,400	Halliburton Co.	83,256
2,900	Helmerich & Payne, Inc.	162,429
2,800	Hercules Offshore, Inc.*	17,304
3,000	Lufkin Industries, Inc.	174,390
5,600	Nabors Industries Ltd.*	80,920
6,100	National-Oilwell Varco Inc.	416,935
3,200	Newpark Resources, Inc.*	25,120
1,000	Noble Corporation	34,820
1,100	Oceaneering International, Inc.	59,169
12,300	Parker Drilling Co.*	56,580
2,800	Patterson-UTI Energy, Inc.	52,164
4,500	Rowan Companies plc*	140,715
2,400	Schlumberger Ltd.	166,296
3,600	Tenaris S.A. - ADR	150,912
600	Transocean Ltd.	26,790
		2,423,884

	Financial Services - Diversified - 0.8%
35,600	Bank of America Corp.	412,960
6,900	Citigroup Inc.	272,964
1,400	CME Group Inc.	70,994
2,700	JPMorgan Chase & Co.	118,719
1,500	KKR Financial Holdings LLC	15,840
5,800	Leucadia National Corporation	137,982
2,000	Moody's Corporation	100,640
1,400	The NASDAQ OMX Group, Inc.	35,014
14,100	NewStar Financial, Inc.*	197,541
1,000	NYSE Euronext	31,540
		1,394,194

	Food & Staples Retailing - 1.6%
9,000	Costco Wholesale Corp.	888,930
1,200	CVS Caremark Corporation	58,020
1,000	The Kroger Co.	26,020
2,800	PriceSmart, Inc.	215,740
4,300	SUPERVALU Inc.	10,621
1,000	Sysco Corporation	31,660
7,200	United Natural Foods, Inc.*	385,848
700	Walgreen Company	25,907
4,500	Wal-Mart Stores, Inc.	307,035
8,300	Whole Foods Market, Inc.	758,039
		2,707,820

	Food Products - 1.6%
600	Annie's, Inc.*	20,058
5,400	B & G Foods Inc.	152,874
1,600	Bunge Limited	116,304
1,000	Campbell Soup Company	34,890
1,200	Chiquita Brands International, Inc.*	9,900
2,200	ConAgra Foods, Inc.	64,900
1,900	Dean Foods Company*	31,369
1,400	General Mills, Inc.	56,574
1,900	Green Mountain Coffee Roasters, Inc.*	78,584
800	The Hain Celestial Group, Inc.*	43,376
1,200	H.J. Heinz Company	69,216
1,800	The Hershey Company	129,996
5,900	Inventure Foods, Inc.*	38,291
2,900	J & J Snack Foods Corp.	185,426
5,000	Kellogg Company	279,250
300	Kraft Foods Group, Inc.	13,641
7,400	McCormick & Company, Inc.	470,122
2,100	Mead Johnson Nutrition Company	138,369
6,900	The J.M. Smucker Co.	595,056
2,300	SunOpta Inc.*	12,949
1,000	Tyson Foods, Inc.	19,400
5,000	Unilever PLC - SP-ADR	191,500
		2,752,045

	Health Care Equipment & Supplies - 2.3%
1,800	Align Technology, Inc.*	49,950
2,000	C.R. Bard, Inc.	195,480
2,400	Baxter International Inc.	159,984
600	Becton, Dickinson and Company	46,914
3,000	Boston Scientific Corporation*	17,190
2,900	Covidien PLC	167,446
2,200	Cyberonics, Inc.*	115,566
1,200	DENTSPLY International Inc.	47,532
1,700	Edwards Lifesciences Corp.*	153,289
3,800	Endologix, Inc.*	54,112
14,400	Haemonetics Corporation*	588,096
2,400	Hologic, Inc.*	48,072
1,100	ICU Medical, Inc.*	67,023
3,200	IDEXX Laboratories, Inc.*	296,960
600	Intuitive Surgical, Inc.*	294,222
3,200	MAKO Surgical Corp.*	41,184
5,600	Medtronic, Inc.	229,712
700	ResMed Inc.	29,099
1,800	Sirona Dental Systems, Inc.*	116,028
19,600	The Spectranetics Corporation*	289,492
1,700	St. Jude Medical, Inc.	61,438
5,400	Stryker Corp.	296,028
2,000	Symmetry Medical Inc.*	21,040
7,500	Varian Medical Systems, Inc.*	526,800
		3,912,657

	Health Care Providers & Services - 1.9%
1,400	Aetna Inc.	64,820
3,300	Air Methods Corporation	121,737
800	AmerisourceBergen Corporation	34,544
13,600	AMN Healthcare Services, Inc.*	157,080
2,900	BioScrip, Inc.*	31,233
2,000	CIGNA Corp.	106,920
3,500	Community Health Systems Inc.	107,590
600	DaVita, Inc.*	66,318
6,100	Express Scripts Holding Company*	329,400
4,200	Fresenius Medical Care AG & Co. KGaA - ADR	144,060
900	HCA Holdings, Inc.	27,153
15,900	Health Management Associates, Inc.*	148,188
1,700	Health Net Inc.*	41,310
2,100	HEALTHSOUTH Corp.*	44,331
4,100	Humana Inc.	281,383
700	Laboratory Corporation of America Holdings*	60,634
600	Magellan Health Services, Inc.*	29,400
3,100	McKesson Corp.	300,576
5,700	Molina Healthcare Inc.*	154,242
200	MWI Veterinary Supply, Inc.*	22,000
3,000	Patterson Companies Inc.	102,690
1,400	Quest Diagnostics Inc.	81,578
3,700	Henry Schein, Inc.*	297,702
10,900	Tenet Healthcare Corp.*	353,923
600	Universal Health Services, Inc. Cl B	29,010
500	WellPoint, Inc.	30,460
		3,168,282

	Health Care Technology - 0.3%
2,700	athenahealth Inc.*	198,315
2,700	Cerner Corp.*	209,628
4,000	HealthStream, Inc.*	97,240
1,600	MedAssets Inc.*	26,832
1,800	Omnicell, Inc.*	26,766
		558,781

	Home Building - 1.5%
10,200	D.R. Horton, Inc.	201,756
32,500	Hovnanian Enterprises, Inc. Cl A*	227,500
15,200	KB Home	240,160
15,400	Lennar Corp.	595,518
900	Meritage Homes Corporation*	33,615
27,800	Pulte Group Inc.*	504,848
8,200	The Ryland Group, Inc.	299,300
12,300	Standard Pacific Corp.*	90,405
10,800	Toll Brothers, Inc.*	349,164
		2,542,266

	Hotels, Restaurants & Leisure - 5.3%
1,000	BJ's Restaurants Inc.*	32,900
800	Boyd Gaming Corp.*	5,312
10,100	Brinker International, Inc.	312,999
1,700	Buffalo Wild Wings Inc.*	123,794
2,800	Carnival Corp.	102,956
3,000	The Cheesecake Factory Inc.	98,160
2,300	Chipotle Mexican Grill, Inc.*	684,158
3,800	Cracker Barrel Old Country Store, Inc.	244,188
12,000	Ctrip.com International, Ltd. - ADR*	273,480
4,300	Darden Restaurants, Inc.	193,801
7,400	Denny's Corp.*	36,112
2,700	DineEquity, Inc.*	180,900
9,700	Domino's Pizza, Inc.	422,435
3,800	Dunkin' Brands Group Inc.	126,084
3,300	Home Inns & Hotels Management, Inc. - ADR*	95,370
7,100	InterContinental Hotels Group PLC - ADR	197,522
1,200	International Game Technology	17,004
68,400	Jamba, Inc.*	153,216
9,700	Krispy Kreme Doughnuts, Inc.*	90,986
6,300	Las Vegas Sands Corp.	290,808
2,700	LIFE TIME FITNESS, Inc.*	132,867
3,000	Luby's, Inc.*	20,070
5,500	Marriott International Inc.	204,985
8,400	Marriott Vacations Worldwide Corporation*	350,028
4,800	McDonald's Corp.	423,408
15,700	Melco Crown Entertainment Ltd. - ADR*	264,388
12,800	MGM Resorts International*	148,992
3,700	Panera Bread Co.*	587,671
9,200	Papa John's International, Inc.*	505,448
4,400	Royal Caribbean Cruises Ltd.	149,600
5,500	Ruth's Hospitality Group Inc.*	39,985
4,600	SHFL entertainment, Inc.*	66,700
23,000	Starbucks Corp.	1,233,260
4,400	Starwood Hotels & Resorts Worldwide, Inc.	252,384
1,100	Tim Hortons, Inc.	54,098
6,200	Wyndham Worldwide Corp.	329,902
3,400	Wynn Resorts Ltd.	382,466
4,100	Yum! Brands, Inc.	272,240
		9,100,677

	Household Durables - 1.6%
600	Garmin Ltd.	24,492
1,000	iRobot Corporation*	18,740
6,000	Jarden Corporation	310,200
11,000	La-Z-Boy Inc.	155,650
2,800	Leggett & Platt, Incorporated	76,216
3,800	M.D.C. Holdings, Inc.	139,688
1,700	Mohawk Industries, Inc.*	153,799
12,300	Newell Rubbermaid Inc.	273,921
6,300	SodaStream International Ltd.*	282,807
4,330	Stanley Black & Decker Inc.	320,290
8,500	Tempur-Pedic International Inc.*	267,665
6,900	Tupperware Brands Corp.	442,290
2,600	Whirlpool Corporation	264,550
		2,730,308

	Household Products - 0.5%
2,100	Church & Dwight Co., Inc.	112,497
2,200	The Clorox Company	161,084
700	Colgate-Palmolive Co.	73,178
1,300	Energizer Holdings, Inc.	103,974
4,000	Kimberly-Clark Corporation	337,720
1,700	The Procter & Gamble Company	115,413
		903,866
	Industrial Conglomerates - 0.5%
1,300	3M Co.	120,705
2,400	General Electric Company	50,376
4,900	Koninklijke Philips Electronics N.V. NYS	130,046
3,600	McDermott International, Inc.*	39,672
2,100	Siemens AG - SP-ADR	229,887
10,600	Textron Inc.	262,774
		833,460
	Insurance - 2.3%
1,900	ACE Limited	151,620
1,700	Aflac, Inc.	90,304
5,200	The Allstate Corporation	208,884
25,000	Ambac Financial Group, Inc.*	360
9,500	American International Group, Inc.*	335,350
3,800	Arch Capital Group Ltd.*	167,276
3,000	W.R. Berkley Corporation	113,220
3,700	Berkshire Hathaway Inc. Cl B*	331,890
800	The Chubb Corporation	60,256
2,600	CNO Financial Group, Inc.	24,258
7,800	eHealth, Inc.*	214,344
900	Everest Re Group, Ltd.	98,955
2,900	Fidelity National Financial, Inc.	68,295
10,600	First American Financial Corporation	255,354
8,900	Genworth Financial Inc.*	66,839
4,300	The Hartford Financial Services Group, Inc.	96,492
2,900	Homeowners Choice, Inc.	60,291
100	Markel Corporation*	43,342
7,200	Marsh & McLennan Companies, Inc.	248,184
12,800	MBIA Inc.*	100,480
4,500	MetLife, Inc.	148,230
6,300	Prudential Financial, Inc.	335,979
4,200	Stewart Information Services Corporation	109,200
5,400	Torchmark Corp.	279,018
4,800	The Travelers Companies, Inc.	344,736
		3,953,157
	Internet & Catalog Retail - 3.2%
5,600	Amazon.com, Inc.*	1,406,384
11,100	Expedia, Inc.	682,095
16,900	Groupon, Inc.*	82,472
3,700	HSN, Inc.	203,796
400	Liberty Interactive Corporation*	27,104
3,900	Liberty Ventures Group*	76,752
2,700	Netflix Inc.*	250,506
8,400	Overstock.com, Inc.*	120,204
3,750	Priceline.com Inc.*	2,329,500
8,700	TripAdvisor Inc.*	365,052
		5,543,865
	Internet Software & Services - 5.2%
4,800	Akamai Technologies, Inc.*	196,368
2,400	Baidu, Inc. - SP-ADR*	240,696
8,500	BroadVision, Inc.*	75,820
12,500	eBay Inc.*	637,750
1,800	Equinix, Inc.*	371,160
12,200	Facebook Inc.*	324,886
5,784	Google Inc.*	4,102,996
4,800	IAC/InterActiveCorp	227,040
11,600	Internet Initiative Japan Inc. - SP-ADR	133,284
1,800	j2 Global, Inc.	55,044
800	LinkedIn Corporation*	91,856
6,000	Liquidity Services Inc.*	245,160
600	MercadoLibre Inc.	47,142
7,300	Monster Worldwide, Inc.*	41,026
900	NIC Inc.	14,706
4,500	OpenTable, Inc.*	219,600
6,300	Rackspace Hosting, Inc.*	467,901
1,800	Rediff.com India Limited - ADR*	5,094
4,100	SINA Corporation*	205,902
2,800	Sohu.com Inc.*	132,552
12,100	Support.com Inc.*	50,578
6,000	Synacor Inc.*	32,820
3,000	Travelzoo Inc.*	56,970
5,900	ValueClick, Inc.*	114,519
4,300	VeriSign, Inc.*	166,926
2,000	VistaPrint N.V.*	65,720
1,200	WebMD Health Corp.*	17,208
13,600	Yahoo! Inc.*	270,640
1,400	Yelp Inc.*	26,390
2,100	Youku Tudou Inc.*	38,304
7,200	Zillow, Inc.*	199,800
		8,875,858

	IT Services - 3.3%
2,700	Accenture PLC	179,550
1,200	Acxiom Corporation*	20,952
2,300	Alliance Data Systems Corporation*	332,948
800	Automatic Data Processing, Inc.	45,608
9,100	Cognizant Technology Solutions Corp.*	673,855
1,600	Computer Sciences Corporation	64,080
700	CSG Systems International, Inc.*	12,726
4,200	DST Systems, Inc.	254,520
1,700	Exlservice Holdings Inc.*	45,050
6,100	Fidelity National Information Services, Inc.	212,341
6,300	Fiserv, Inc.*	497,889
3,200	Gartner, Inc.*	147,264
4,800	InterXion Holding N.V.*	114,048
4,028	Iron Mountain Incorporated	125,069
1,500	Mastercard, Inc.	736,920
2,700	MAXIMUS, Inc.	170,694
1,200	NeuStar, Inc.*	50,316
3,900	Paychex, Inc.	121,446
6,300	Sapient Corp.*	66,528
4,800	Total System Services, Inc.	102,816
1,500	Vantiv, Inc.*	30,630
7,900	VeriFone Systems, Inc.*	234,472
9,100	Visa Inc.	1,379,378
		5,619,100

	Leisure Equipment & Products - 0.1%
40,900	Eastman Kodak Co.*	7,321
10,400	Smith & Wesson Holding Corporation*	87,776
800	Sturm, Ruger & Company, Inc.	36,320
		131,417

	Life Sciences Tools & Services - 0.8%
5,000	Affymetrix, Inc.*	15,850
1,500	Bruker Corp.*	22,905
6,300	Cambrex Corp.*	71,694
5,800	Complete Genomics Inc.*	18,270
3,200	Illumina, Inc.*	177,888
1,400	Life Technologies Corporation*	68,712
1,000	Mettler-Toledo International Inc.*	193,300
13,100	Parexel International Corp.*	387,629
2,100	PerkinElmer, Inc.	66,654
2,600	Thermo Fisher Scientific, Inc.	165,828
1,600	Waters Corp.*	139,392
		1,328,122

	Machinery - 3.3%
3,600	3D Systems Corporation*	192,060
800	AGCO Corporation*	39,296
4,100	Alamo Group Inc.	133,824
1,200	Barnes Group Inc.	26,952
1,400	Briggs & Stratton Corporation	29,512
4,600	Caterpillar Inc.	412,068
1,300	CNH Global N.V.	52,377
6,300	Crane Co.	291,564
900	Cummins Inc.	97,515
700	Danaher Corporation	39,130
4,500	Deere & Co.	388,890
7,400	Donaldson Company, Inc.	243,016
1,400	Dover Corporation	91,994
2,000	FreightCar America Inc.	44,840
500	Gardner Denver Inc.	34,250
5,500	IDEX Corporation	255,915
4,100	Illinois Tool Works Inc.	249,321
2,500	Ingersoll-Rand PLC	119,900
4,400	Joy Global Inc.	280,632
4,200	Kennametal Inc.	168,000
1,800	KUBOTA CORPORATION - SP-ADR	103,716
1,800	Manitex International Inc.*	12,852
2,000	Mueller Water Products, Inc.	11,220
900	Nordson Corporation	56,808
1,400	PACCAR Inc.	63,294
3,900	Pall Corp.	235,014
6,500	Parker Hannifin Corp.	552,890
7,200	Snap-On, Inc.	568,728
1,600	Tennant Company	70,320
8,500	Terex Corp.*	238,935
5,100	Titan International, Inc.	110,772
1,100	The Toro Co.	47,278
1,800	Valmont Industries, Inc.	245,790
1,100	Wabtec Corporation	96,294
		5,604,967

	Media - 3.5%
6,900	Belo Corp.	52,923
5,600	CBS Corp. Cl B Non-Voting	213,080
5,900	Comcast Corp.	220,542
3,300	DIRECTV*	165,528
7,100	Discovery Communications, Inc.*	450,708
5,200	DISH Network Corp.	189,280
11,000	The Walt Disney Co.	547,690
1,000	Focus Media Holding Limited - ADR	25,680
1,900	Gannett Co., Inc.	34,219
2,000	Grupo Televisa, S.A.B. - SP-ADR	53,160
4,300	IMAX Corp.*	96,664
9,200	The Interpublic Group of Companies, Inc.	101,384
600	Lamar Advertising Company*	23,250
200	Liberty Global, Inc.*	12,598
7,100	Liberty Media Corporation*	823,671
1,500	Live Nation Entertainment, Inc.*	13,965
1,900	The McGraw-Hill Companies, Inc.	103,873
2,500	Morningstar, Inc.	157,075
3,200	The New York Times Company*	27,296
13,200	News Corp. Cl B	346,368
3,500	Omnicom Group Inc.	174,860
3,600	Scripps Networks Interactive	208,512
176,100	Sirius XM Radio Inc.*	508,929
3,800	Time Warner Cable Inc.	369,322
11,000	Time Warner Inc.	526,130
3,100	Viacom Inc. Cl B	163,494
9,800	Virgin Media Inc.	360,150
		5,970,351

	Metals & Mining - 1.7%
1,000	Agnico-Eagle Mines Limited	52,460
6,900	AK Steel Holding Corporation	31,740
2,100	Allegheny Technologies, Inc.	63,756
800	ArcelorMittal NYS	13,976
13,600	AuRico Gold Inc.*	111,248
2,400	Barrick Gold Corporation	84,024
1,200	BHP Billiton Limited - SP-ADR	94,128
2,600	Cliffs Natural Resources Inc.	100,256
2,800	Coeur d' Alene Mines Corp.*	68,880
6,600	Eldorado Gold Corporation	85,008
1,900	Freeport-McMoRan Copper & Gold Inc.	64,980
20,000	Golden Star Resources Ltd.*	36,800
2,000	Harmony Gold Mining Company Limited - SP-ADR	17,920
18,700	Hecla Mining Co.	109,021
11,300	Kinross Gold Corp.	109,836
2,300	Mechel - SP-ADR	15,939
11,600	Molycorp, Inc.*	109,504
31,400	New Gold Inc.*	346,342
3,400	Newmont Mining Corporation	157,896
29,400	NovaGold Resources Inc.*	132,594
2,000	Nucor Corporation	86,360
9,400	Paramount Gold and Silver Corporation*	21,808
1,175	Pilot Gold Inc.*^	2,516
200	Randgold Resources Ltd. - ADR	19,850
7,400	Rare Element Resources Ltd.*^	25,160
1,100	Reliance Steel & Aluminum Co.	68,310
2,000	Rio Tinto PLC - SP-ADR	116,180
200	Royal Gold, Inc.	16,262
900	RTI International Metals, Inc.*	24,804
5,800	Silver Standard Resources Inc.*	86,362
1,900	Silver Wheaton Corp.	68,552
2,600	Steel Dynamics, Inc.	35,698
10,800	Stillwater Mining Company*	138,024
16,000	Taseko Mines Ltd.*	48,000
2,400	Teck Resources Ltd. Cl B	87,240
3,800	United States Steel Corporation	90,706
3,600	Vale SA - SP-ADR	75,456
1,000	Walter Energy, Inc.	35,880
2,100	Yamana Gold Inc.	36,141
		2,889,617

	Multiline Retail - 0.7%
500	Dillard's, Inc.	41,885
1,300	Dollar General Corp.*	57,317
4,300	Dollar Tree, Inc.*	174,408
2,600	Family Dollar Stores, Inc.	164,866
5,100	Kohl's Corp.	219,198
3,700	Macy's, Inc.	144,374
1,500	Nordstrom, Inc.	80,250
700	J.C. Penney Company, Inc.	13,797
8,300	Saks, Inc.*	87,233
1,156	Sears Canada Inc.	11,680
1,400	Sears Holdings Corporation*	57,904
1,900	Target Corp.	112,423
		1,165,335

	Multi-Utilities - 0.1%
1,800	Dominion Resources, Inc.	93,240
3,000	NiSource Inc.	74,670
		167,910

	Oil, Gas & Consumable Fuels - 2.9%
7,700	Alpha Natural Resources, Inc.*	74,998
400	Anadarko Petroleum Corp.	29,724
4,600	Arch Coal, Inc.	33,672
3,000	Cabot Oil & Gas Corporation	149,220
2,800	Calumet Specialty Products Partners, L.P.	85,092
2,200	Canadian Natural Resources Ltd.	63,514
5,300	Carrizo Oil & Gas, Inc.*	110,876
2,700	Cenovus Energy Inc.	90,558
12,900	Cheniere Energy Inc.*	242,262
300	Chevron Corporation	32,442
5,200	Clean Energy Fuels Corporation*	64,740
200	CNOOC Limited - ADR	44,000
2,000	ConocoPhillips	115,980
1,200	Continental Resources, Inc.*	88,188
200	Denbury Resources Inc.*	3,240
6,100	Enbridge Inc.	264,252
2,500	Hess Corp.	132,400
5,800	HollyFrontier Corporation	269,990
28,500	Ivanhoe Energy, Inc.*	20,098
17,600	James River Coal Company*	56,320
26,800	Kodiak Oil & Gas Corp.*	237,180
2,700	Marathon Oil Corp.	82,782
7,050	Marathon Petroleum Corporation	444,150
1,200	Occidental Petroleum Corp.	91,932
5,500	Peabody Energy Corp.	146,355
600	PetroChina Company Ltd.	86,268
7,200	Petroleo Brasileiro S.A. - ADR	140,184
2,000	Phillips 66	106,200
1,800	Pioneer Natural Resources Co.	191,862
1,700	Range Resources Corp.	106,811
9,700	Rentech, Inc.	25,511
8,100	SandRidge Energy Inc.*	51,435
5,300	Suncor Energy, Inc.	174,794
3,700	Tesoro Corp.	162,985
16,400	TransGlobe Energy Corp.*	153,832
3,100	Valero Energy Corp.	105,772
9,200	Western Refining, Inc.	259,348
5,400	Whiting Petroleum Corp.*	234,198
7,100	The Williams Companies, Inc.	232,454
		5,005,619

	Paper & Forest Products - 0.7%
7,300	P.H. Glatfelter Co.	127,604
9,100	International Paper Co.	362,544
28,900	Louisiana-Pacific Corp.*	558,348
6,100	MeadWestvaco Corporation	194,407
		1,242,903

	Personal Products - 0.2%
800	Herbalife, Ltd.	26,352
1,400	The Estee Lauder Companies Inc.	83,804
4,900	Medifast, Inc.*	129,311
3,100	Nutrisystem, Inc.	25,389
1,100	Revlon, Inc.*	15,950
900	Weight Watchers International, Inc.	47,124
		327,930

	Pharmaceuticals - 2.8%
4,400	Abbott Laboratories	288,200
3,400	Allergan, Inc.	311,882
800	AstraZeneca PLC - SP-ADR	37,816
3,900	Bristol-Myers Squibb Company	127,101
4,600	Dr. Reddy's Laboratories Limited - ADR	153,134
7,800	Forest Laboratories, Inc.*	275,496
1,100	GlaxoSmithKline-PLC - SP-ADR	47,817
2,700	Jazz Pharmaceuticals, Inc.*	143,640
3,700	Johnson & Johnson	259,370
2,900	Eli Lilly and Co.	143,028
1,400	The Medicines Company*	33,558
2,300	Merck & Co., Inc.	94,162
20,300	Mylan, Inc.*	557,844
1,200	Novartis AG - ADR	75,960
1,900	Novo Nordisk A/S - SP-ADR	310,099
1,600	Perrigo Co.	166,448
6,700	Pfizer Inc.	168,036
3,900	Questcor Pharmaceuticals, Inc.	104,208
2,200	Sanofi - ADR	104,236
5,000	SciClone Pharmaceuticals, Inc.*	21,550
800	Shire PLC- ADR	73,744
3,700	Valeant Pharmaceuticals International, Inc.*	221,149
8,200	ViroPharma Inc.*	186,632
13,200	VIVUS Inc.*	177,144
900	Warner Chilcott PLC	10,836
7,500	Watson Pharmaceuticals, Inc.*	645,000
		4,738,090

	Professional Services - 0.5%
2,300	Equifax Inc.	124,476
4,300	IHS Inc.*	412,800
10,000	On Assignment, Inc.*	202,800
800	Robert Half International, Inc.	25,456
400	Verisk Analytics, Inc.*	20,400
		785,932

	Real Estate Management & Development - 0.1%
2,400	CBRE Group, Inc.*	47,760
2,400	The St. Joe Company*	55,392
		103,152

	Road & Rail - 1.9%
7,800	Avis Budget Group, Inc.*	154,596
5,600	Canadian National Railway Company	509,656
3,100	Canadian Pacific Railway Limited	315,022
1,300	Genesee & Wyoming Inc.*	98,904
17,900	Hertz Global Holdings, Inc.*	291,233
4,900	J.B. Hunt Transportation Services, Inc.	292,579
4,800	Kansas City Southern	400,704
1,600	Norfolk Southern Corporation	98,944
7,200	Old Dominion Freight Line, Inc.*	246,816
4,700	Ryder Systems, Inc.	234,671
4,700	Union Pacific Corp.	590,884
6,100	Zipcar, Inc.*	50,264
		3,284,273

	Semiconductors & Semiconductor Equipment - 2.1%
6,100	Advanced Micro Devices, Inc.*	14,640
1,000	Altera Corporation	34,440
1,600	Applied Materials, Inc.	18,304
900	Applied Micro Circuits Corporation*	7,560
7,900	ARM Holdings plc - SP-ADR	298,857
500	ASML Holding N.V. NYS	32,205
9,300	Atmel Corporation*	60,915
3,300	Avago Technologies Ltd.	104,478
3,000	Broadcom Corp.	99,630
4,200	Cavium Inc.*	131,082
2,100	Cirrus Logic, Inc.*	60,837
4,200	Cree, Inc.*	142,716
800	Cymer, Inc.*	72,344
14,100	Entegris Inc.*	129,438
2,000	EZchip Semiconductor Ltd.*	66,140
9,000	Fairchild Semiconductor International, Inc.*	129,600
1,400	Integrated Device Technology, Inc.*	10,220
3,400	Intel Corporation	70,142
3,000	KLA-Tencor Corp.	143,280
12,800	Kulicke and Soffa Industries, Inc.*	153,472
700	Lam Research Corporation*	25,291
15,900	Lattice Semiconductor Corp.*	63,441
1,700	Linear Technology Corporation	58,310
27,300	LSI Corp.*	193,284
2,600	LTX-Credence Corporation*	17,056
4,700	Maxim Integrated Products, Inc.	138,180
1,200	Mellanox Technologies Ltd.*	71,256
5,400	Micron Technology, Inc.*	34,290
6,700	MIPS Technologies, Inc.*	52,394
12,700	NVIDIA Corp.	156,083
400	NXP Semiconductors N.V.*	10,548
9,800	OmniVision Technologies, Inc.*	137,984
15,000	ON Semiconductor Corp.*	105,750
2,900	PDF Solutions, Inc.*	39,962
5,800	RF Micro Devices, Inc.*	25,984
5,800	Skyworks Solutions, Inc.*	117,740
1,400	Spreadtrum Communications Inc. - ADR	24,640
1,200	SunPower Corporation*	6,744
7,100	Taiwan Semiconductor Manufacturing Company Ltd. - SP-ADR	121,836
13,600	Teradyne, Inc.*	229,704
1,700	Texas Instruments Incorporated	52,598
4,500	TriQuint Semiconductor, Inc.*	21,780
3,900	Veeco Instruments Inc.*	115,128
800	Xilinx, Inc.	28,720
		3,629,003

	Software - 4.4%
6,300	Adobe Systems Inc.*	237,384
4,500	Autodesk, Inc.*	159,075
600	CA, Inc.	13,188
3,400	Cadence Design Systems, Inc.*	45,934
2,000	Check Point Software Technologies Ltd.*	95,280
3,400	Citrix Systems, Inc.*	223,550
1,100	CommVault Systems, Inc.*	76,681
19,200	Compuware Corp.*	208,704
1,500	Ebix, Inc.	24,105
2,500	Electronic Arts Inc.*	36,325
800	ePlus inc.	33,072
1,100	FactSet Research Systems Inc.	96,866
5,000	Fair Isaac Corp.	210,150
11,300	Fortinet Inc.*	238,091
10,000	Glu Mobile Inc.*	22,900
7,400	Jack Henry & Associates, Inc.	290,524
6,900	Informatica Corp.*	209,208
5,300	Intuit Inc.	315,350
19,700	Mentor Graphics Corporation*	335,294
900	Microsoft Corp.	24,057
7,720	NetSuite Inc.*	519,556
3,700	Nuance Communications, Inc.*	82,584
8,400	Oracle Corp.	279,888
4,200	Progress Software Corporation*	88,158
3,100	QLIK Technologies Inc.*	67,332
5,400	Quality Systems, Inc.	93,744
4,900	Red Hat, Inc.*	259,504
1,400	Rosetta Stone, Inc.*	17,276
1,700	Rovi Corporation*	26,231
4,000	Salesforce.com, Inc.*	672,400
6,000	SAP AG - SP-ADR	482,280
600	Solarwinds, Inc.*	31,470
2,300	Sourcefire Inc.*	108,606
3,500	Symantec Corp.*	65,835
4,700	Synopsys, Inc.*	149,648
3,500	TIBCO Software Inc.*	77,035
8,100	TiVo Inc.*	99,792
5,000	Tyler Technologies, Inc.*	242,200
3,300	The Ultimate Software Group, Inc.*	311,553
1,800	Virnetx Holding Corporation*	52,704
9,700	VMware Inc.*	913,158
8,700	Wave Systems Corp.*	6,238
14,000	Zynga Inc. Cl A*	33,180
		7,576,110

	Solar - 0.3%
12,600	First Solar, Inc.*	389,088
9,400	JA Solar Holdings Co., Ltd. - ADR*	40,138
10,200	LDK Solar Company Ltd. - ADR*	14,688
1,500	Suntech Power Holdings Company, Ltd. - ADR*	2,295
		446,209

	Specialty Retail - 6.3%
800	Abercrombie & Fitch Co.	38,376
8,300	American Eagle Outfitters, Inc.	170,233
4,200	AutoNation, Inc.*	166,740
700	AutoZone, Inc.*	248,101
2,300	Bed Bath & Beyond Inc.*	128,593
2,200	Best Buy Co., Inc.	26,070
36,000	Borders Group, Inc.* (b)	–
800	Cabela's Incorporated*	33,400
7,300	CarMax, Inc.*	274,042
1,900	Chico's FAS, Inc.	35,074
2,000	The Children's Place Retail Stores, Inc.*	88,580
5,650	Coldwater Creek, Inc.*	27,177
13,200	Dick's Sporting Goods, Inc.	600,468
1,200	DSW, Inc.	78,828
3,000	Express, Inc.*	45,270
1,500	The Finish Line, Inc.	28,395
4,000	Five Below, Inc.*	128,160
14,000	Foot Locker, Inc.	449,680
4,400	Francesca's Holdings Corporation*	114,224
4,000	GameStop Corporation	100,360
9,100	The Gap, Inc.	282,464
2,400	Group 1 Automotive, Inc.	148,776
1,200	Guess?, Inc.	29,448
2,900	Hibbett Sports Inc.*	152,830
14,400	The Home Depot, Inc.	890,640
5,800	Limited Brands, Inc.	272,948
14,100	Lithia Motors, Inc.	527,622
27,100	Lowe's Companies, Inc.	962,592
9,200	Lumber Liquidators Holdings, Inc.*	486,036
900	Mattress Firm Holding Corp.*	22,077
45,300	Office Depot, Inc.*	148,584
20,000	OfficeMax Inc.	195,200
5,300	O'Reilly Automotive, Inc.*	473,926
3,700	PetSmart, Inc.	252,858
34,000	Pier 1 Imports, Inc.	680,000
2,400	Rent-A-Center, Inc.	82,464
4,400	Ross Stores, Inc.	238,260
1,600	Select Comfort Corporation*	41,872
3,400	The Sherwin-Williams Co.	522,988
10,500	Sonic Automotive, Inc.	219,345
2,600	Staples, Inc.	29,640
800	Tiffany & Co.	45,872
5,100	The TJX Companies, Inc.	216,495
1,300	Tractor Supply Company	114,868
2,700	Ulta Salon, Cosmetics & Fragrance, Inc.	265,302
8,700	Urban Outfitters, Inc.*	342,432
1,600	Vitamin Shoppe, Inc.*	91,776
6,300	Williams-Sonoma, Inc.	275,751
8,300	Zale Corporation*	34,113
		10,828,950

	Telecommunication Services - Diversified - 0.6%
41,300	8x8, Inc.*	305,207
1,500	AT&T Inc.	50,565
4,600	BT Group plc - SP-ADR	174,938
12,200	H.K. City Telecom Ltd. - ADR	77,348
1,200	Level 3 Communications, Inc.*	27,732
5,600	magicJack VocalTec Ltd.*	101,976
11,900	tw telecom inc.*	303,093
7,500	Windstream Corporation	62,100
		1,102,959

	Telecommunication Services - Wireless - 1.4%
9,800	Crown Castle International Corp.*	707,168
16,900	Leap Wireless International, Inc.*	112,385
17,160	MetroPCS Communications, Inc.*	170,570
1,400	Mobile TeleSystems - SP-ADR	26,110
4,240	NII Holdings Inc.*	30,231
3,500	Rogers Communications, Inc. Cl B	159,320
15,700	SBA Communications Corporation*	1,115,014
19,000	Sprint Nextel Corp.*	107,730
		2,428,528

	Textiles, Apparel & Luxury Goods - 2.6%
1,200	Coach, Inc.	66,612
6,500	Crocs, Inc.*	93,535
1,400	Deckers Outdoor Corporation*	56,378
6,300	Fifth & Pacific Companies, Inc.*	78,435
900	Fossil, Inc.*	83,790
6,600	Gildan Activewear Inc.	241,428
3,600	Iconix Brand Group, Inc.*	80,352
12,700	Joe's Jeans, Inc.*	12,700
11,400	Lululemon Athletica Inc.*	869,022
13,700	Luxottica Group SpA - ADR	566,495
800	Steven Madden, Ltd.*	33,816
4,100	Michael Kors Holdings Ltd.*	209,223
3,700	Movado Group, Inc.	113,516
12,200	NIKE, Inc. Cl B	629,520
6,200	PVH Corp.	688,262
1,500	Ralph Lauren Corporation	224,880
1,200	Skechers U.S.A., Inc.*	22,200
7,000	Under Armour, Inc.*	339,710
500	VF Corp.	75,485
		4,485,359

	Thrifts & Mortgage Finance - 0.1%
2,000	Nationstar Mortgage Holdings, Inc.*	61,960
1,400	Ocwen Financial Corporation*	48,426
		110,386

	Trading Companies & Distributors - 0.5%
2,900	Fastenal Co.	135,401
1,900	W.W. Grainger, Inc.	384,503
1,600	Titan Machinery, Inc.*	39,520
600	TransDigm Group, Inc.	81,816
3,600	United Rentals, Inc.*	163,872
		805,112

	Transportation Infrastructure - 0.0%
200	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	22,800
	Total common stocks (cost $143,269,241)	167,062,750

PUBLICLY TRADED PARTNERSHIPS - 0.1%(a)

	Chemicals - 0.1%
1,700	Rentech Nitrogen Partners LP	64,073

	Oil, Gas & Consumable Fuels - 0.0%
1,400	Linn Energy LLC	49,336
	Total publicly traded partnerships (cost $112,484)	113,409

REITS - 0.9%(a)

	Real Estate Investment Trusts - 0.9%
2,800	American Tower Corp.	216,356
1,500	CubeSmart	21,855
3,200	Extra Space Storage Inc.	116,448
4,900	OMEGA Healthcare Investors, Inc.	116,865
800	Post Properties, Inc.	39,960
1,000	Potlatch Corporation	39,190
1,500	Rayonier Inc.	77,745
1,800	Simon Property Group, Inc.	284,562
4,700	Sovran Self Storage, Inc.	291,870
2,200	Tanger Factory Outlet Centers, Inc.	75,240
1,100	Ventas, Inc.	71,192
3,600	Western Asset Mortgage Capital Corp.	71,172
4,600	Weyerhaeuser Company	127,972
	Total REITS (cost $1,401,396)	1,550,427

WARRANTS - 0.0%(a)

3,150	American International Group, Inc.*, Expiration Date - 01/19/21, Exercise Price - $45.00	43,470
	Total warrants (cost $47,259)	43,470

PREFERRED STOCKS - 0.3%(a)

	Beverages - 0.3%
12,300	Companhia de Bebidas das Americas Preferred - SP-ADR	516,477
	Total preferred stocks (cost $367,120)	516,477
	Total investments - 99.1%
	(cost $145,197,500)	169,286,533
	Cash and receivables, less liabilities - 0.9%(a)	1,465,946
	TOTAL NET ASSETS - 100.0%	$170,752,479

*	Non-income producing security.
^	Passive Foreign Investment Company (PFIC)
(a)	Percentages for the various classifications relate to net assets.
(b)
This security was fair valued as determined by the adviser using procedures approved by the Board of Directors and is classified as level 3.  As of December 31, 2012, the value of this security was $0 which represents 0.0% of total net assets.

ADR -	Unsponsored American Depositary Receipt
AG -	German Corporation
A/S -	Danish Company
KGaA -	German Master Limited Partnership
LP -	Limited Partnership
N.V. -	Dutch Public Limited Liability Co.
NYS -	New York Registered Shares
PLC -	Public Limited Company
S.A. -	Sociedad Anónima
S.A.B. de C.V. -	Sociedad Anónima Bursetil de Capital Variable
SP - ADR -	Sponsored American Depositary Receipt
SpA -	Italian Corporation

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2012, was as follows+:

Cost of investments	$145,197,500

Gross unrealized appreciation	27,984,820
Gross unrealized depreciation	(3,895,787)
Net unrealized appreciation	$24,089,033

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2012, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$167,062,750
	Publicly Traded Partnerships	113,409
	REITS	1,550,427
	Warrants	43,470
	Preferred Stocks	516,477
	Total Level 1	169,286,533

Level 2 –		---
Level 3 – Common Stocks		0
Total		$169,286,533	^

It is the Fund’s policy to recognize transfers between levels at the end of the quarterly reporting period.  There were no transfers between levels during the period ended December 31, 2012.

^Please refer to the Schedule of Investments to view common stocks, publicly traded partnerships and preferred stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))  (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.

     By (Signature and Title) /s/ Frederick L. Reynolds
                                                Frederick L. Reynolds, President

     Date 02/22/13

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick L. Reynolds
                                                Frederick L. Reynolds, President

     Date 02/22/13

     By (Signature and Title) /s/ Frederick L. Reynolds
                                                Frederick L. Reynolds, Treasurer

     Date 02/22/13